Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries

As of June 30, 2025, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary
Name	establishment	Directly	Indirectly	share capital		Principal activities
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD	1	Investment holding
Jianzhi Education Technology (HK) Company Limited (“Jianzhi HK”)	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD	1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (BVI)	USD	1	Investment holding
HongKong Sentu Education Technology Ltd. (“Sentu HK”)	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD	10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD	10,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016		100% owned by Jianzhi Beijing	RMB	10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021		100% owned by Sentu Lejiao		—	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd.(“Beijing Sentu”)	PRC, May 27, 2011		Contractual arrangements	RMB	26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB	10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011		100% owned by Beijing Sentu	RMB	1,000,000	Provision of mobile media services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB	300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022		51% owned by Sentu Guoxin	RMB	nil	Provision of technology, education consultancy (excluding agent services) services

Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries

The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiaries included in the Company’s unaudited condensed consolidated balance sheets and unaudited condensed statements of operations and comprehensive income, which are prepared before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB
Assets
Current assets:
Cash	1,112,661	1,057,392
Accounts receivable, net	1,492,889	—
Short-term prepayments	397,178	2,292,199
Short-term investments	4,526,957	4,565,436
Prepaid expenses and other current assets	6,382,949	5,055,230
Amount due from the Company and its subsidiaries*	27,870,449	22,547,320
Total current assets	41,783,083	35,517,577

Non-current assets:
Right-of-use assets, net	764,839	530,549
Deferred tax assets, net	490,538	490,538
Property and equipment, net	147,260	138,565
Long-term prepayments	1,443,396	—
Total non-current assets	2,846,033	1,159,652
Total assets	44,629,116	36,677,229

*	As of December 31, 2024 and June 30, 2025, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.
	December 31, 2024	June 30, 2025
	RMB	RMB
Liabilities
Current liabilities:
Accounts payable	5,918,710	4,375,827
Salary and welfare payable	690,339	600,216
Contract liabilities	6,064,243	3,862,705
Income taxes payable	5,120,578	5,021,668
Value added tax (“VAT”) and other tax payable	3,937,133	3,937,133
Other payables	2,028,391	1,789,093
Lease liabilities, current	432,455	397,617
Total current liabilities	24,191,849	19,984,259

Non-current liabilities:
Lease liabilities, noncurrent	300,324	100,873
Total non-current liabilities	300,324	100,873
Total liabilities	24,492,173	20,085,132

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Revenue	17,952,761	5,104,599
Net income (loss)	6,815,832	(2,021,261)

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Net cash provided by (used in) operating activities	8,429,649	(3,775,518)
Net cash used in investing activities	(5,997,820)	3,720,249
Net cash provided by financing activities	—	—

*	As of December 31, 2024 and June 30, 2025, amounts to from the Company and its subsidiaries represent the payables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.